December 31, 1999


                             (GRAPHIC APPEARS HERE)


                                BT Mutual Funds



Institutional
Daily Assets Fund
             Semi-Annual Report






                  Trust: BT Institutional Funds
                  Investment Advisor: Bankers Trust Company

Institutional Daily Assets Fund

Table of Contents



           Letter to Shareholders                                    3

           Institutional Daily Assets Fund

                  Schedule of Investments                            5
                  Statement of Assets and Liabilities               10
                  Statement of Operations                           10
                  Statements of Changes in Net Assets               11
                  Financial Highlights                              12
                  Notes to Financial Statements                     13

           Proxy Results                                            14



                              -------------------
           The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                              -------------------

Institutional Daily Assets Fund

Letter to Shareholders


We are pleased to present you with this semi-annual report for the BT Institutional Daily Assets Fund (the "Fund"), providing a detailed review of the market, the portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the portfolio's holdings.

MARKET ACTIVITY
The major factors impacting the money markets over the second half of 1999 were the actions of the Federal Reserve Board and the liquidity concerns surrounding Y2K. These factors combined to push yields on short-term money market securities significantly higher.

The Federal Reserve Board followed up its June 30 interest rate hike by raising rates two more times during the second half of 1999.
o The June 30th 0.25% increase in the targeted federal funds rate reversed the trend of monetary policy easing through a series of cuts in the second half of 1998. The Federal Reserve Board simultaneously changed its bias to neutral, which helped the U.S. fixed income markets stage a small rally on the last day of June.
o Arguing that the pace of the economy could not be indefinitely supported by labor force growth and productivity and thus may rekindle inflation, the Federal Reserve Board raised interest rates again by 0.25% each on August 24 and November 16.
o By year end, the targeted federal funds rate stood at 5.50%.

Money market investors and issuers alike believed liquidity would be scarce over year-end, as anticipation of Y2K grew increasingly uncertain over the last quarter of 1999.
o Issuers flooded the market with paper early in the fourth quarter, hoping to secure their year-end financing. Approximately 85% of this financing was completed by November 1, with much of the issuance taking place in the asset-backed commercial paper market.
o To calm the markets, the Fed announced in October that it would provide the market with several liquidity programs, including a repurchase agreement facility with expanded collateral guidelines and a Standby Financing Facility.
o The Standby Financing Facility was unique, as it allowed dealers to purchase options on repurchase agreements. On October 20, the Fed conducted its first of seven auctions of options to purchase overnight repurchase agreements during three weekly periods surrounding year end. These options provided insurance of backup financing to dealers over the anticipated sensitive year-end periods.
o As with most other secular Y2K fears, the money markets' liquidity concerns also turned out to be for naught. The Fed had done its job in providing liquidity to the markets, and none of the dealers needed to exercise any of the liquidity options they had purchased from the Fed.

INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting duration as market conditions changed, we were able to produce competitive yields in the Institutional Daily Assets Fund.

Our purchases for the Fund during the second half of the year continued to be in high quality, liquid instruments. Given our nature as a securities lending portfolio, we were particularly astute during this semi-annual period monitoring liquidity in the markets as well as in the Fund. To position accordingly in preparation for potential Y2K concerns, we "barbelled" the Portfolio with an abundance of overnight liquidity and with issues maturing past the year end. In tandem with artificially high Libor levels, floating rate notes also offered attractive relative value. We were able to effectively lock in comparatively higher yields through these notes. The result was a slightly longer-than-benchmark weighted average maturity through much of the semi-annual period.

                                          Cumulative Total Returns         Average Annual Total Returns          Annualized
                                                                                                             7 day     7 day
                                       Past 1     Past 3       Since     Past 1     Past 3       Since      current  effective
  Periods ended December 31, 1999       year       years     inception    year       years      inception    yield     yield
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Daily Assets Fund(1)
    (inception 11/13/96)                5.22%     17.38%       18.23%     5.22%      5.49%       5.50%       5.66%      5.82%
  IBC First Tier-Institutional
    Money Funds Average                 4.96%     16.54%       17.05%     4.96%      5.22%       5.22%       5.49%      5.64%

----------
(1) Past performance is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to maintain a share value of $1.00 per share, it is possible to lose money by investing in the Fund. "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

Institutional Daily Assets Fund


Letter to Shareholders


                           Portfolio Diversification

                     By Asset Type as of December 31, 1999
                     (percentages are based on net assets)

                            (PIE CHART APPEARS HERE)



             Eurodollar Time                 Eurodollar Certificates
             Deposits 21%                              of Deposit 9%

             Floating Rate                                Commercial
             Notes 21%                                     Paper 33%

             Yankee
             Certificates of                                  Cash &
             Deposit 11%                             Other Assets 5%



MANAGER OUTLOOK
Looking ahead to the year 2000, we anticipate inflation drifting up modestly. Early signs of inflation include consumer confidence currently at a 31-year high, falling jobless claims, rising manufacturing, rebounded oil prices, and a stabilized dollar overseas. All of this suggests that the Federal Reserve Board will likely continue to tighten monetary policy in the coming year.

In addition, 2000 being a presidential election year, we believe the financial markets may remain focused on the party forerunners and their views toward Social Security and budget reform. The Treasury market, in particular, may be impacted one way or the other once the campaigns gain momentum following the early February New Hampshire primary.

Given this view, we intend to replace maturing commercial paper with longer-dated maturities to balance the portfolio's overnight cash position as opportunities present themselves in the coming months. In our opinion, the money market yield curve is already pricing in a 0.25% move by the Federal Reserve Board at its February meeting. We also intend to continue adding floating rate note paper to the portfolio over the near term.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

We appreciate your support of the Institutional Daily Assets Fund and look forward to continuing to serve your investment needs for many years ahead.

                             /s/ Christine Struble

                               Christine Struble
                   Portfolio Manager of the Daily Assets Fund
                               December 31, 1999


                       See Notes to Financial Statements.

Institutional Daily Assets Fund

Schedule of Investments December 31, 1999 (unaudited)


     Principal
      Amount         Description                        Value
     ---------       -----------                        -----
               Eurodollar Certificates
               of Deposit - 8.7%

$  18,000,000  Abbey National
                  Treasury Services,
                  5.44%, 3/13/00                 $     18,000,000

   25,000,000  Bank of Austria,
                  5.01%, 1/10/00                       24,995,985

   50,000,000  Bank of Scotland:
                  6.11%, 1/31/00                       50,006,245
   15,000,000     6.09%, 2/28/00                       15,002,367

   25,000,000  Banque Bruxelles Lambert:
                  6.10%, 2/7/00                        25,000,254
   25,000,000     5.90%, 3/22/00                       25,000,000

   36,000,000  Barclays Bank,
                  5.16%, 3/31/00                       35,915,941
               Bayerische Hypotheka
                  Vereinsbank,
   20,000,000     5.02%, 1/12/00                       19,995,936

   15,000,000  Bayerische Landesbank
                  Girozentrale,
                  4.99%, 1/7/00                        14,998,511

   15,000,000  Commerzbank:
                  5.21%, 2/18/00                       14,995,224
   50,000,000     5.97%, 3/31/00                       50,007,485

   55,000,000  Halifax PLC:
                  5.50%, 1/10/00                       55,000,000
   45,000,000     5.48%, 1/14/00                       45,000,158
   25,000,000     6.00%, 1/18/00                       25,000,000
   36,000,000     6.08%, 2/3/00                        36,000,000
   31,000,000     5.91%, 5/10/00                       31,000,000

   50,000,000  Landesbank Baden
                  Wurttemberg:
                  5.97%, 2/22/00                       50,000,711
   25,000,000     6.04%, 3/6/00                        25,000,445

    5,000,000  Rabobank Nederland,
                  5.14%, 3/20/00                        4,999,583

   25,000,000  Societe Generale,
                  6.00%, 2/1/00                        25,000,638
                                                 ----------------
Total Eurodollar Certificates of Deposit
     (Amortized Cost $590,919,483)                    590,919,483
                                                 ----------------
               Yankee Certificates
               of Deposit - 11.0%

   25,000,000  Banco Bilbao Vizcaya,
                  6.30%, 1/11/00                       25,000,000

   20,000,000  Bank of Austria,
                  5.21%, 5/11/00                       19,996,546




     Principal
      Amount         Description                        Value
     ---------       -----------                        -----

$  30,000,000  Bank of Nova Scotia,
                  6.00%, 1/26/00                 $     30,000,000

   71,000,000  Bayerische Hypotheka
                  Vereinsbank:
                  5.10%, 4/12/00                       70,843,044
    5,000,000     5.15%, 4/28/00                        4,999,377

   24,000,000  Canadian Imperial Bank of
                  Commerce,
                  5.27%, 3/3/00                        23,996,472

   30,000,000  Cariplo Bank,
                  6.08%, 2/2/00                        30,001,548

   11,000,000  Commerzbank:
                  5.01%, 1/10/00                       10,999,974
   10,000,000     4.99%, 2/2/00                         9,998,323
   25,000,000     5.16%, 2/25/00                       24,998,549
   25,000,000     5.20%, 3/15/00                       24,999,475

   20,000,000  Credit Agricole Indosuez,
                  5.285%, 3/1/00                       20,002,604

   30,000,000  Credit Suisse First Boston, Inc.,
                  5.575%, 1/19/00                      30,000,073

   45,000,000  Dresdner Bank,
                  5.56%, 1/18/00                       45,000,000

   10,000,000  National Westminster Bank,
                  5.50%, 1/14/00                       10,000,000

   10,000,000  Norddeutsche Landesbank,
                  5.35%, 5/24/00                        9,997,726

   25,000,000  Paribas SA:
                  6.13%, 1/18/00                       25,000,116
   50,000,000     6.03%, 2/8/00                        50,000,000

   20,000,000  Royal Bank of Canada,
                  5.70%, 7/3/00                        19,995,173

   25,000,000  Svenska Handelsbanken,
                  6.30%, 1/10/00                       25,000,000

   20,000,000  Toronto Dominion Bank:
                  5.10%, 2/22/00                       19,998,764
   25,000,000     5.14%, 4/26/00                       24,995,409

   25,000,000  Union Bank of Switzerland:
                  5.155%, 2/25/00                      24,998,549
   20,000,000     5.18%, 3/15/00                       19,996,878
   25,000,000     5.08%, 4/12/00                       24,930,191

   50,000,000  Westdeutsche Landesbank
                  Girozentrale:
                  6.04%, 1/24/00                       50,000,000
   50,000,000     6.03%, 1/25/00                       50,000,000
   25,000,000     6.08%, 2/7/00                        25,000,000
                                                 ----------------
Total Yankee Certificates of Deposit
     (Amortized Cost $750,748,791)                    750,748,791
                                                 ----------------



                       See Notes to Financial Statements.

Institutional Daily Assets Fund

Schedule of Investments December 31, 1999 (unaudited)


     Principal
      Amount         Description                        Value
     ---------       -----------                        -----

               Certificates of
               Deposit - 0.1%

$  10,000,000  Wachovia Bank,
                  4.90%, 1/10/00                 $      9,999,676
                                                 ----------------
Total Certificates of Deposit
     (Amortized Cost $9,999,676)                        9,999,676
                                                 ----------------
               Floating Rate
               Notes - 21.1%

               American Express
               Centurion Bank:
                  Monthly Variable Rate,
   10,000,000     6.493%, 2/14/00                      10,000,686
   20,000,000     6.423%, 3/15/00                      20,000,000

               Asset Securitization
               Cooperative Corp.:
                  Quarterly Variable Rate,
   35,000,000     6.085%, 3/6/00                       35,000,000
   40,000,000     6.12%, 3/10/00                       39,999,254

   40,000,000  AT & T Corp.:
                  Quarterly Variable Rate,
                  6.136%, 7/13/00                      39,991,519
   10,750,000     6.83%, 12/1/00                       10,813,257

   50,000,000  Bank of Austria:
                  Monthly Variable Rate,
                  6.363%, 3/15/00                      49,992,999

   50,000,000  Bank of Montreal:
                  Daily Variable Rate,
                  5.28%, 1/28/00                       50,002,273

   13,000,000  Bank of Scotland:
                  Monthly Variable Rate,
                  6.379%, 5/10/00                      12,996,812
   50,000,000     6.371%, 5/11/00                      49,989,375

   50,000,000  Bayerische Hypotheka Vereinsbank:
                  Monthly Variable Rate,
                  6.381%, 4/13/00                      49,990,150
   25,000,000     6.383%, 4/20/00                      24,995,923
   50,000,000     6.401%, 4/25/00                      49,975,583
   35,000,000     6.383%, 5/15/00                      34,991,207

   50,000,000  Bayerische Landesbank:
                  Monthly Variable Rate,
                  6.359%, 4/10/00                      49,990,463
   50,000,000     6.388%, 12/15/00                     49,954,706

   20,000,000  Chase Manhattan Bank:
                  Quarterly Variable Rate,
                  6.306%, 2/28/00                      20,007,905
   16,000,000     6.281%, 5/19/00                      16,009,630




     Principal
      Amount         Description                        Value
     ---------       -----------                        -----

$  20,000,000  Citigroup Inc.:
                  Quarterly Variable Rate,
                  6.261%, 2/3/00                 $     20,001,759

   20,000,000  Comerica Bank:
                  Monthly Variable Rate,
                  6.496%, 9/1/00                       19,990,631

   20,000,000  Corporate Receivable:
                   Quarterly Variable Rate,
                  6.031%, 2/16/00                      20,000,000

   20,000,000  Credit Agricole Indosuez:
                  Monthly Variable Rate,
                  6.362%, 3/16/00                      19,997,162

   25,000,000  First Union Bank:
                  Daily Variable Rate,
                  4.80%, 11/15/00                      25,000,000

   38,000,000  General Electric Capital Corp.:
                  Quarterly Variable Rate,
                  6.014%, 5/12/00                      38,000,000

    5,000,000  General Motors Acceptance Corp.:
                  Quarterly Variable Rate,
                  6.404%, 11/20/00                      5,009,573
   25,000,000     6.031%, 12/14/00                     24,979,130

   25,000,000  Goldman Sachs, Inc.:
                  Daily Variable Rate,
                  4.85%, 8/21/00                       25,000,000
   50,000,000     4.87%, 9/18/00                       50,000,000
   50,000,000     Monthly Variable Rate,
                  6.276%, 11/28/00                     49,998,030
   16,500,000     Quarterly Variable Rate,
                  6.205%, 3/23/00                      16,496,242
   16,000,000     6.601%, 5/23/00                      16,021,408
   17,000,000     6.271%, 7/31/00                      16,999,468

               J.P. Morgan, Inc.:
               Daily Variable Rate,
   40,000,000     5.10%, 6/23/00                       40,000,000
   20,000,000     Quarterly Variable Rate,
                  6.065%, 3/2/00                       20,000,191

               Key Bank:
                  Monthly Variable Rate,
   50,000,000     6.49%, 4/18/00                       50,000,000
   25,000,000     6.421%, 6/26/00                      24,992,851
   15,000,000     Quarterly Variable Rate,
                  6.084%, 2/18/00                      14,999,354
   30,000,000     6.166%, 4/17/00                      30,000,000

   10,000,000  PNC Bank:
                  Monthly Variable Rate,
                  6.411%, 1/31/00                       9,999,675
   25,000,000     6.411%, 7/12/00                      24,994,791


                       See Notes to Financial Statements.

Institutional Daily Assets Fund

Schedule of Investments December 31, 1999 (unaudited)


     Principal
      Amount         Description                        Value
     ---------       -----------                        -----

$  50,000,000  Societe Generale:
                  Monthly Variable Rate,
                  6.409%, 3/3/00                 $     49,994,655
   60,000,000     6.388%, 5/15/00                      59,988,224
   50,000,000     6.411%, 12/18/00                     49,938,069

   25,000,000  Toyota Motor Credit Corp.:
                  Quarterly Variable Rate,
                  6.05%, 1/12/01                       24,979,953

   17,000,000  US Bank NA:
                  Monthly Variable Rate,
                  6.463%, 6/21/00                      16,997,608

   25,000,000  Wells Fargo Bank:
                  Quarterly Variable Rate,
                  6.064%, 4/26/00                      24,993,886

   30,000,000  Westpac Capital Corp.:
                  Quarterly Variable Rate,
                  6.076%, 4/17/00                      29,994,751
                                                 ----------------
Total Floating Rate - Notes
     (Amortized Cost $1,434,069,153)                1,434,069,153
                                                 ----------------
               Eurodollar Time
               Deposits - 20.7%

   25,000,000  Abbey National Treasury
                  Services,
                  13.00%, 1/3/00                       25,000,000

   50,000,000  Bayerische Hypotheka
                  Vereinsbank,
                  5.50%, 1/3/00                        50,000,000

  150,000,000  Chase Manhattan Bank,
                  4.50%, 1/3/00                       150,000,000

   50,000,000  Credit Agricole Indosuez,
                  5.93%, 5/19/00                       50,000,000

   25,000,000  Dresdner Bank,
                  6.11%, 3/14/00                       25,000,000

   30,000,000  Internationale Nederlander,
                  US Funding Corp.,
                  5.59%, 1/12/00                       30,000,000

   50,000,000  KBC Bank,
                  5.98%, 2/14/00                       50,000,000

   50,000,000  Landesbank Baden Wurttemberg,
                  6.00%, 2/28/00                       50,000,000
   50,000,000     5.969%, 4/4/00                       50,000,000
   25,000,000     6.08%, 6/5/00                        25,000,000

  150,000,000  National Australia Bank,
                  5.00%, 1/3/00                       150,000,000

   25,000,000  Norddeutsche Landesbank,
                  5.95%, 3/23/00                       25,000,000



     Principal
      Amount         Description                        Value
     ---------       -----------                        -----

$176,474,192   Norwest Bank,
                  2.00%, 1/3/00                  $    176,474,192

   25,000,000  Paribas SA,
                  5.969%, 4/4/00                       25,000,000

   50,000,000  Republic National Bank of
                  New York,
                  5.25%, 1/3/00                        50,000,000

  200,000,000  Suntrust Bank, Atlanta,
                  4.50%, 1/3/00                       200,000,000

  100,000,000  Union Bank of Switzerland,
                  3.50%, 1/3/00                       100,000,000

   50,000,000  Westdeutsche Landesbank
                  Girozentrale:
                  4.50%, 1/3/00                        50,000,000
   75,000,000     9.50%, 1/3/00                        75,000,000
   50,000,000     5.97%, 2/7/00                        50,000,000
                                                 ----------------
Total Eurodollar Time Deposits
     (Amortized Cost $1,406,474,192)                1,406,474,192
                                                 ----------------
               Commercial Paper(1) - 32.7%

   10,000,000  Aegon Funding Corp.,
                  5.39%, 2/15/00                        9,932,625

   25,500,000  Alcatel Alsthom, Inc.,
                  5.84%, 3/6/00                        25,231,577

   15,000,000  AlliedSignal, Inc.,
                  5.30%, 2/1/00                        14,931,542

   25,000,000  Asset Securitization
                  Cooperative Corp.,
                  5.96%, 1/18/00                       24,929,639

   50,000,000  Associates First Capital Corp.:
                  5.77%, 4/14/00                       49,166,556
   50,000,000     5.78%, 4/18/00                       49,133,000

   50,000,000  Barclays Bank PLC,
                  5.75%, 1/10/00                       49,944,097

   15,000,000  BBL North America, Inc.:
                  5.95%, 1/18/00                       14,957,854
   25,000,000     5.931%, 1/21/00                      24,915,514
   15,000,000     5.93%, 3/10/00                       14,829,512

   25,000,000  BCI Funding Corp.,
                  6.12%, 2/9/00                        24,834,250

               British Gas Capital Corp.:
   40,000,000     5.38%, 1/25/00                       39,856,533
   35,265,000     6.35%, 2/18/00                       34,966,423

   69,650,000  British Telecommunications PLC,
                  5.88%, 3/2/00                        68,961,350

   13,000,000  Corporate Asset Funding Co., Inc.,
                  5.95%, 1/21/00                       12,957,028



                       See Notes to Financial Statements.

Institutional Daily Assets Fund

Schedule of Investments December 31, 1999 (unaudited)



     Principal
      Amount         Description                        Value
     ---------       -----------                        -----

$ 50,000,000   Commonwealth Bank of Australia,
                  5.74%, 5/22/00                 $     48,867,944

   37,000,000  Corporate Receivables Corp.,
                  5.93%, 1/25/00                       36,853,727

   15,000,000  Credit Suisse First Boston,
                  5.79%, 2/14/00                       14,893,850

   70,022,000  Delaware Funding Corp.:
                  5.89%, 1/18/00                       69,826,179
   39,721,000     5.93%, 1/19/00                       39,603,227
   25,000,000     5.78%, 2/24/00                       24,783,250

   50,000,000  Den Danske Corp., Inc.,
                  5.97%, 1/26/00                       49,792,708

   25,000,000  Diageo Capital,
                  5.795%, 1/31/00                      24,879,271

   20,000,000  Elf Aquitaine Finance,
                  5.95%, 3/2/00                        19,798,361

   25,000,000  Fortis Bank:
                  5.74%, 5/19/00                       24,445,931
   50,000,000     5.74%, 5/24/00                       48,852,000

               General Electric Capital Corp.:
   22,000,000     5.43%, 1/31/00                       21,900,450
   30,000,000     6.40%, 2/2/00                        29,816,867
   33,000,000     4.95%, 2/7/00                        32,832,113
   30,000,000     5.36%, 2/11/00                       29,829,333
   25,000,000     5.92%, 2/17/00                       24,806,778
   10,000,000     5.88%, 4/6/00                         9,843,200
   23,000,000     5.80%, 4/7/00                        22,640,561

   10,000,000  General Electric Capital Corp.,
                  International Fund:
                  5.33%, 1/26/00                        9,962,986
   40,000,000     5.31%, 2/15/00                       39,734,500
   25,000,000     5.78%, 5/5/00                        24,498,264

   20,000,000  General Motors Acceptance Corp.,
                  5.22%, 1/31/00                       19,913,000

   10,000,000  Generale Bank Inc.,
                  5.25%, 1/14/00                        9,981,042

   10,000,000  H. J. Heinz Co.,
                  5.33%, 1/21/00                        9,970,389

   50,000,000  Invensys PLC:
                  5.86%, 2/11/00                       49,666,306
   50,800,000     5.85%, 3/13/00                       50,205,640

   35,000,000  National Australia Bank,
                  5.96%, 2/4/00                        34,802,989

   50,000,000  Oesterreichische Kontrollbank AG,
                  5.78%, 4/25/00                       49,076,806




     Principal
      Amount         Description                        Value
     ---------       -----------                        -----

               Quincy Capital Corp.:
$ 15,000,000      5.88%, 1/13/00                 $     14,970,600
   22,297,000     7.00%, 1/14/00                       22,240,638
   15,750,000     5.89%, 1/21/00                       15,698,463
   91,500,000     6.05%, 1/28/00                       91,086,829
   50,000,000     5.88%, 2/25/00                       49,550,833

               Receivables Capital Corp.:

    5,000,000     6.28%, 1/10/00                        4,992,150
   55,000,000     5.94%, 1/13/00                       54,891,100
   50,000,000     6.03%, 1/20/00                       49,840,875
   25,000,000     5.86%, 2/25/00                       24,776,181

   25,000,000  Riverwoods Funding Corp.:

                  6.03%, 1/26/00                       24,895,313
   10,000,000     6.06%, 2/9/00                         9,934,350
   15,000,000     6.01%, 2/15/00                       14,887,313

   40,000,000  Salomon Smith Barney, Inc.:

                  5.43%, 1/28/00                       39,837,100
   25,000,000     5.76%, 2/9/00                        24,844,000

   50,000,000  San Paolo US Financial Co.,

                  5.85%, 2/22/00                       49,577,500

               Santander Finance:

   25,000,000     5.97%, 2/15/00                       24,804,333
   25,000,000     5.87%, 2/18/00                       24,813,438

   15,000,000  Unifunding, Inc.:

                  5.94%, 1/26/00                       14,938,125
   50,000,000     5.87%, 2/25/00                       49,551,597

   25,000,000  Vodafone Airtechnology,

                  5.78%, 2/9/00                        24,843,458

    9,675,000  Windmill Funding Corp.:

                  7.10%, 1/6/00                         9,665,459
    7,000,000     6.08%, 1/7/00                         6,992,907
   50,000,000     5.97%, 1/11/00                       49,917,083
   30,000,000     6.20%, 1/11/00                       29,948,333
   15,000,000     5.93%, 1/12/00                       14,972,821
   14,000,000     6.68%, 1/13/00                       13,968,827
   25,000,000     5.42%, 1/14/00                       24,951,069
   45,000,000     5.44%, 1/18/00                       44,879,796
   30,000,000     5.44%, 1/21/00                       29,909,333
   28,010,000     5.94%, 1/27/00                       27,889,837
   12,000,000     5.80%, 2/4/00                        11,934,266
                                                 ----------------
Total Commercial Paper
     (Amortized Cost $2,227,629,099)                2,227,629,099
                                                 ----------------

               Funding Agreements - 1.8%

               First Allmerica Financial Life
               Insurance Co.:
                  Monthly Variable Rate,
   45,000,000     4.956%, 4/17/002                     45,000,000



                       See Notes to Financial Statements.

Institutional Daily Assets Fund

Schedule of Investments December 31, 1999 (unaudited)



     Principal
      Amount         Description                        Value
     ---------       -----------                        -----

$ 25,000,000   General Electric Life & Annuity:
                  Monthly Variable Rate,
                  4.968%, 6/1/00(2)              $     25,000,000

   25,000,000  Transamerica Life:
                  Daily Variable Rate,
                  5.28%, 3/2/00                        25,000,000

   30,000,000  Travelers Insurance:
                  Monthly Variable Rate,
                  4.978%, 2/23/00(2)                   30,000,000
                                                 ----------------
Total Funding Agreements
     (Amortized Cost $125,000,000)                    125,000,000
                                                 ----------------
               Synthetic Trust
               Structure - 0.4%

   29,766,054  Steers Synthetic Trust Structure:
                  Monthly Variable Rate,
                  4.939%, 3/27/00(2)                   29,766,054
                                                 ----------------
Total Synthetic Trust Structure
     (Amortized Cost $29,766,054)                      29,766,054
                                                 ----------------

               Repurchase Agreements - 5.2%
  200,000,000     Open Tri-Party Repurchase
                  Agreement with Bear
                  Stearns, dated 12/01/99,
                  5.595% daily variable rate,
                  principal amount of
                  $200,000,000, interest
                  amount varies dependent on
                  rate, due 1/7/00
                  (Collateralized by Freddie
                  Mac Gold Bonds, par value of
                  $209,317,499, coupon rates
                  of 6.00% to 8.00%, due from
                  4/1/09 to 12/1/29, value of
                  $190,128,658 ; and Freddie Mac
                  Bonds, par value of $22,887,123,
                  coupon rates of 6.814% to
                  7.056%, due from 10/1/19 to
                  9/1/29, value of
                  $13,886,405)                        200,000,000




     Principal
      Amount         Description                        Value
     ---------       -----------                        -----

$100,000,000      Open Tri-Party Repurchase
                  Agreement with Bear
                  Stearns, dated 12/31/99,
                  4.97% daily variable rate,
                  principal amount of
                  $100,000,000, interest
                  amount varies dependent on
                  rate, due 1/3/00
                  (Collateralized by Ginnie
                  Mae Bonds, par value of
                  $60,096,797, coupon rates
                  of 5.50% to 8.50%, due
                  from 1/15/29 to 12/20/29,
                  value of $55,653,130;
                  Freddie Mac Gold Bonds,
                  par value of $9,904,602,
                  coupon rates of 6.00% to
                  6.50% due from 3/1/29 to
                  4/1/29, value of $9,094,159;
                  Fannie Mae Bonds, par
                  value of $45,374,233,
                  coupon rates of 6.50% to
                  8.01%, due from 11/1/09 to
                  12/1/29, value of
                  $42,173,091)                   $    100,000,000

   52,397,886     Tri-Party Repurchase
                  Agreement with Merrill
                  Lynch, dated 12/31/99, 3.30%,
                  principal and interest in the
                  amount of $52,412,295
                  (Collateralized by U.S.
                  Treasury Bonds, par value of
                  $44,844,000, coupon rates of
                  7.875% to 10.625%, due
                  from 11/15/12 to 2/15/21,
                  value of $53,446,999)                52,397,886
                                                 ----------------

Total Repurchase Agreements
     (Amortized Cost $352,397,886)                    352,397,886
                                                 ----------------
Total Investments
     (Amortized Cost $6,927,004,334)    101.7%   $  6,927,004,334
                                                 ----------------
Liabilities in Excess of
     Other Assets                        (1.7)       (116,694,070)
                                        -----    ----------------
Net Assets                              100.0%   $  6,810,310,264
                                        =====    ================



----------
(1) Interest rates for commercial paper represent discount rates at the time of purchase.
(2) Illiquid securities.


                       See Notes to Financial Statements.

Institutional Daily Assets Fund

Statement of Assets and Liabilities  December 31, 1999 (unaudited)

Assets
      Investments at Value (Amortized Cost $6,927,004,334)                                               $    6,927,004,334
      Interest Receivable                                                                                        40,644,029
      Cash                                                                                                          270,692
      Prepaid Expenses and Other                                                                                     49,363
                                                                                                         ------------------
Total Assets                                                                                                  6,967,968,418
                                                                                                         ------------------
Liabilities
      Payable for Securities Purchased                                                                          124,944,097
      Dividends Payable                                                                                          32,040,439
      Due to Bankers Trust                                                                                          648,479
      Accrued Expenses and Other                                                                                     25,139
                                                                                                         ------------------
Total Liabilities                                                                                               157,658,154
Net Assets                                                                                               $    6,810,310,264
                                                                                                         ==================
Composition of Net Assets
      Paid-in Capital                                                                                    $    6,810,226,946
      Accumulated Net Realized Gain from Investment Transactions                                                     83,318
                                                                                                         ------------------
Net Assets                                                                                               $    6,810,310,264
                                                                                                         ==================
Shares Outstanding ($0.001 par value per share, unlimited number
      of shares of beneficial interest authorized)                                                            6,810,226,946
                                                                                                         ==================
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)      $             1.00
                                                                                                         ==================


Statement of Operations For the six months ended December 31, 1999 (unaudited)


Investment Income
      Interest Income                                                                                    $      182,470,015
                                                                                                         ------------------
Expenses
      Advisory Fees                                                                                               3,353,760
      Administration and Service Fees                                                                               590,996
      Professional Fees                                                                                              23,266
      Printing and Shareholder Reports                                                                                8,116
      Trustees Fees                                                                                                   2,129
      Miscellaneous                                                                                                 100,472
                                                                                                         ------------------
      Total Expenses                                                                                              4,078,739
                                                                                                         ------------------
Net Investment Income                                                                                           178,391,276
Net Realized Loss from Investment Transactions                                                                      (15,741)
                                                                                                         ------------------
Net Increase in Net Assets from Operations                                                                    $ 178,375,535
                                                                                                         ------------------


                       See Notes to Financial Statements.

Institutional Daily Assets Fund

Statements of Changes in Net Assets


                                                                                For the six                For the
                                                                                months ended              year ended
                                                                            December 31, 1999(1)         June 30, 1999
                                                                             ------------------         ---------------
Increase (Decrease)  in Net Assets from:
Operations
      Net Investment Income                                                  $     178,391,276         $   325,159,826
      Net Realized Gain (Loss) from Investment Transactions                            (15,741)                 59,458
                                                                             -----------------         ---------------
Net Increase in Net Assets from Operations                                         178,375,535             325,219,284
                                                                             -----------------         ---------------
Distributions to Shareholders
      Net Investment Income                                                       (178,435,149)           (325,115,954)
                                                                             -----------------         ---------------
Capital Transactions in Shares of Beneficial Interest
   (at net asset value of $1.00 per share)
      Proceeds from Sales of Shares                                              9,853,089,269          17,445,099,092
      Cost of Shares Redeemed                                                  (10,847,294,273)        (15,369,894,813)
                                                                             -----------------         ---------------
Net Increase (Decrease) from Capital Transactions in Shares of
      Beneficial Interest                                                         (994,205,004)          2,075,204,279
                                                                             -----------------         ---------------
Total Increase (Decrease) in Net Assets                                           (994,264,618)          2,075,307,609
Net Assets
Beginning of Period                                                              7,804,574,882           5,729,267,273
                                                                             -----------------         ---------------
End of Period                                                                $   6,810,310,264         $ 7,804,574,882
                                                                             =================         ===============


----------
(1) Unaudited.


                       See Notes to Financial Statements.

Institutional Daily Assets Fund

Financial Highlights



Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Institutional Daily Assets Fund.

                                                      For the six                                              For the period
                                                     months ended            For the           For the       November 13, 1996(1)
                                                     December 31,          year ended        year ended               to
                                                        1999(4)           June 30,1999      June 30, 1998       June 30, 1997
                                                    ----------------     --------------    ---------------   ------------------
Per Share Operating Performance:
Net Asset Value,Beginning of Period                    $     1.00          $     1.00         $     1.00          $     1.00
                                                       ----------          ----------         ----------          ----------
Income from Investment Operations
      Net Investment Income                                  0.03                0.05               0.06                0.03
      Net Realized Gain
            from Investment Transactions                     0.00(2)             0.00(2)            0.00(2)             0.00(2)
                                                       ----------          ----------         ----------          ----------
Total from Investment Operations                             0.03                0.05               0.06                0.03
                                                       ----------          ----------         ----------          ----------
Distributions to Shareholders
      Net Investment Income                                 (0.03)              (0.05)             (0.06)              (0.03)
                                                       ----------          ----------         ----------          ----------
Net Asset Value, End of Period                         $     1.00          $     1.00         $     1.00          $     1.00
                                                       ==========          ==========         ==========          ==========
Total Investment Return                                      2.71%               5.25%              5.71%               3.46%
Supplemental Data and Ratios:
      Net Assets, End of Period (000's omitted)        $6,810,310          $7,804,575         $5,729,267          $2,748,056
      Ratios to Average Net Assets:
            Net Investment Income                            5.31%(3)            5.11%              5.55%               5.43%(3)
            Expenses After Waivers                           0.12%(3)            0.12%              0.12%               0.12%(3)
            Expenses Before Waivers                          0.12%(3)           0.122%             0.122%               0.13%(3)
            Decrease Reflected in Above Expense
              Ratios Due to Fee Waivers or Expense
              Reimbursements                                 0.00%(3)           0.002%             0.002%              0.01%(3)

----------
(1) Commencement of operations.
(2) Less than $0.01 per share.
(3) Annualized.
(4) Unaudited.


                       See Notes to Financial Statements.

Institutional Daily Assets Fund

Notes to Financial Statements (unaudited)


Note 1--Organization and Significant Accounting Policies
A. Organization
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Daily Assets Fund (the "Fund") is one of the institutional funds offered to "accredited investors" as defined under the Securities Act of 1933 and to institutional investors by the Trust. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Fund. The Fund began offering shares of beneficial interest on November 13, 1996. The following summarizes the significant accounting policies of the Fund:

B. Security Valuation
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of the Fund's investments.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. Distributions
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

E. Repurchase Agreements
The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying security falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

F. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

G. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .02% of the Fund's average daily net assets.

The Fund has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Fund pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .10% of average daily net assets.

Bankers Trust has contractually agreed to waive its fees through April 30, 2000 and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .12% of the average daily net assets of the Fund.

At December 31, 1999, the Fund was a participant with other affiliated entities in a revolving credit facility in the amount of $150,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding for this fund under the credit facility for the year ended December 31, 1999.

Note 3--Fund Reorganization
The Board of Trustees approved on December 8, 1999 a resolution to convert the Fund from a stand alone fund to a master-feeder fund. If approved by the Fund's shareholders the conversion will occur in the first half of 2000.

Institutional Daily Assets Fund

Proxy Results (unaudited)


For the year ended December 31, 1999, the Bankers Trust Institutional Funds shareholders voted on the following proposals at the annual meeting of shareholders on October 8, 1999, or as adjourned. The description of each proposal and number of shares voted are as follows:

1.  To elect the Bankers Trust Institutional Funds Board of Trustees.

                                                 Shares           Shares Voted
                                                  Voted             Withheld
                                                   For              Authority
                                                ----------         ----------
        Mr. Charles P. Biggar                 4,083,998,669        356,458,079
        Mr. S. Leland Dill                    4,083,998,669        356,458,079
        Mr. Richard T. Hale                   4,083,998,669        356,458,079
        Mr. Bruce E. Langton                  4,083,998,669        356,458,079
        Mr. Philip Saunders, Jr.              4,083,998,669        356,458,079
        Mr. Harry Van Benschoten              4,083,998,669        356,458,079
        Dr. Martin J. Gruber                  4,083,998,669        356,458,079
        Dr. Richard J. Herring                4,083,998,669        356,458,079


2. To approve the New Investment Advisory Agreement with Bankers Trust Company.

             For                     Against                 Abstain
          --------                   -------                --------
        4,432,288,536               8,168,212                  --


3. To approve the New Investment Advisory Agreement with Morgan Grenfell, Inc.

             For                     Against                 Abstain
          --------                   -------                --------
        4,083,998,669              356,458,079                 --


4. To approve the New Investment Sub-advisory Agreement with Bankers Trust Company.

             For                     Against                 Abstain
          --------                   -------                --------
        4,075,830,457              364,626,291                 --


5. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants of the Fund and its corresponding Portfolio.

             For                     Against                 Abstain
          --------                   -------                --------
        4,440,456,748                   --                      --

                      This page intentionally left blank.

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write
to us at:                                           BT Service Center
                                                    P.O. Box 219210
                                                    Kansas City, MO 64121-9210
or call our toll-free number:                       1-800-368-4031

This report must be preceded or accompanied by a current prospectus for the Fund.






Institutional Daily Assets Fund                            CUSIP 055924781
BT Institutional Funds                                     814SA (12/99)

Distributed by:
ICC Distributors, Inc.